Reverse Recapitalization and Acquisitions of Subsidiaries - Schedule of Detailed Information About Business Combination (Parentheticals) (Details)	Mar. 31, 2025
Next Finance Tech Co, Ltd. [Member]
Schedule of Information About Business Combination [Line Items]
Number of shares issued	1,111,450